Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

COUNTRY Investors Life Assurance Company and

COUNTRY Investors Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Annuity Account (the Accounts) as of December 31, 2025, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2025, and the results of their operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Accounts’ auditor since 2024.

West Des Moines, Iowa

April 30, 2026

Appendix

Subaccounts comprising COUNTRY Investors Variable Annuity Account

Subaccounts
BNY Mellon VIF Appreciation Portfolio - Initial Shares
BNY Mellon VIF Growth & Income Portfolio - Initial Shares
BNY Mellon VIF Small Cap Portfolio - Initial Shares
CVT EAFE International Index Portfolio - Class F
CVT Russell 2000® Small Cap Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio - Class F
CVT S&P MidCap 400 Index Portfolio
CVT S&P MidCap 400 Index Portfolio - Class F
DWS Global Small Cap VIP - Class A
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Service Class 2
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Real Estate Portfolio - Service Class 2
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II
LVIP American Century Inflation Protection Fund – Standard II
LVIP American Century Ultra Fund – Standard II
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Service
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2025

		Net assets			Investments in mutual funds
	Investments in
	shares of		Contracts in					Annuitized
	mutual funds,	Accumulation	annuitization	Total net			Accumulation	units
Subaccount	at fair value	units	period	assets	Cost	Shares owned	units outstanding	outstanding
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$32,216	$32,216	$-	$32,216	$31,529	956.80	607.84	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	198,382	198,382	-	198,382	153,820	4,986.97	2,934.51	-
BNY Mellon VIF Small Cap Portfolio - Initial Shares	147,415	147,415	-	147,415	135,337	3,071.15	5,606.65	-
CVT EAFE International Index Portfolio - Class F	1,317,005	1,317,005	-	1,317,005	969,961	10,888.84	45,432.05	-
CVT Russell 2000® Small Cap Index Portfolio	380,763	376,484	4,279	380,763	328,418	4,201.75	9,493.08	107.91
CVT Russell 2000® Small Cap Index Portfolio - Class F	17,288	17,288	-	17,288	14,466	194.01	295.28	-
CVT S&P MidCap 400 Index Portfolio	198,898	198,898	-	198,898	178,319	1,560.84	3,724.14	-
CVT S&P MidCap 400 Index Portfolio - Class F	14,320	14,320	-	14,320	12,749	113.16	270.93	-
DWS Global Small Cap VIP - Class A	28,048	28,048	-	28,048	25,394	2,424.21	629.81	-
Federated Hermes Government Money Fund II - Service Shares	410,348	410,348	-	410,348	410,348	410,348.34	41,062.84	-
Federated Hermes Managed Volatility Fund II - Primary Shares	315,267	315,267	-	315,267	289,673	30,314.12	14,533.09	-
Federated Hermes Quality Bond Fund II - Primary Shares	866,328	866,328	-	866,328	867,009	81,883.53	67,755.35	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,547,573	3,547,573	-	3,547,573	2,632,449	59,234.81	39,857.24	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	352,758	352,758	-	352,758	310,864	6,203.97	3,568.97	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	452,853	452,853	-	452,853	300,771	13,578.82	7,661.67	-
Fidelity® VIP Growth Portfolio - Initial Class	782,024	765,705	16,319	782,024	684,349	8,002.70	8,929.92	190.31
Fidelity® VIP Growth Portfolio - Service Class 2	103,726	103,726	-	103,726	96,263	1,116.78	927.69	-
Fidelity® VIP High Income Portfolio - Service Class 2	10,267	10,267	-	10,267	10,017	2,227.20	362.67	-
Fidelity® VIP Index 500 Portfolio - Initial Class	3,506,099	3,492,795	13,304	3,506,099	1,501,152	5,311.23	50,634.14	192.86
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,382,264	2,382,264	-	2,382,264	1,189,286	3,663.84	27,516.84	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,927,578	4,919,816	7,762	4,927,578	5,537,054	433,765.69	392,841.29	619.76
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,477,901	2,477,901	-	2,477,901	2,379,099	70,454.96	41,603.10	-
Fidelity® VIP Overseas Portfolio - Initial Class	753,147	753,147	-	753,147	682,404	27,367.27	25,034.62	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	411,444	411,444	-	411,444	415,985	23,619.08	8,923.96	-
Franklin Global Real Estate VIP Fund - Class 2	408,250	408,250	-	408,250	420,527	31,259.60	24,659.18	-
Franklin Mutual Shares VIP Fund - Class 2	77,339	77,339	-	77,339	75,543	4,803.64	2,483.16	-
Franklin Small Cap Value VIP Fund - Class 2	998,092	998,092	-	998,092	902,393	71,960.46	20,966.57	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	149,397	149,397	-	149,397	152,288	10,440.01	3,288.76	-
Franklin U.S. Government Securities VIP Fund - Class 2	55,742	55,742	-	55,742	59,076	5,308.81	4,330.75	-
Templeton Global Bond VIP Fund - Class 2	8,609	8,609	-	8,609	9,419	653.65	710.73	-
Templeton Growth VIP Fund - Class 2	149,257	149,257	-	149,257	124,331	10,548.18	5,919.25	-
LVIP American Century Capital Appreciation Fund – Standard II	113,765	113,765	-	113,765	112,831	7,504.28	2,455.27	-
LVIP American Century Inflation Protection Fund – Standard II	10,945	10,945	-	10,945	12,405	1,212.43	765.18	-
LVIP American Century Ultra Fund – Standard II	219,923	219,923	-	219,923	163,041	6,982.58	2,742.59	-
LVIP JPMorgan Mid Cap Value Fund - Standard	419,686	411,709	7,977	419,686	471,936	46,569.66	7,918.79	153.43

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2025

		Net assets			Investments in mutual funds
	Investments in
	shares of		Contracts in					Annuitized
	mutual funds,	Accumulation	annuitization	Total net			Accumulation	units
Subaccount	at fair value	units	period	assets	Cost	Shares owned	units outstanding	outstanding
LVIP JPMorgan Small Cap Core Fund - Service	$335,904	$335,904	$-	$335,904	$305,322	15,543.93	5,870.22	-
LVIP JPMorgan Small Cap Core Fund - Standard	239,147	239,147	-	239,147	212,310	10,897.09	5,278.06	-
T. Rowe Price All-Cap Opportunities Portfolio	5,119,768	5,119,768	-	5,119,768	4,559,860	129,091.48	50,679.87	-
T. Rowe Price Equity Income Portfolio	4,262,159	4,262,159	-	4,262,159	3,954,677	147,428.54	102,151.99	-
T. Rowe Price Moderate Allocation Portfolio	453,067	453,067	-	453,067	419,835	20,199.13	13,055.34	-
T. Rowe Price International Stock Portfolio	2,071,040	2,071,040	-	2,071,040	1,991,825	130,254.12	76,151.89	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Operations

Year Ended December 31, 2025

				Realized gain (loss) on
	Income	Expenses		investments
							Change in
							unrealized
			Net	Realized gain		Net realized	appreciation/	Net increase in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$172	$(573)	$(401)	$(4,727)	$7,892	$3,165	$394	$3,158
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	825	(2,185)	(1,360)	7,490	14,101	21,591	6,948	27,179
BNY Mellon VIF Small Cap Portfolio - Initial Shares	936	(1,685)	(749)	(3,739)	-	(3,739)	18,325	13,837
CVT EAFE International Index Portfolio - Class F	31,323	(15,509)	15,814	42,861	-	42,861	265,305	323,980
CVT Russell 2000® Small Cap Index Portfolio	5,908	(4,418)	1,490	13,171	19,223	32,394	5,565	39,449
CVT Russell 2000® Small Cap Index Portfolio - Class F	268	(189)	79	(160)	873	713	1,109	1,901
CVT S&P MidCap 400 Index Portfolio	2,145	(2,298)	(153)	11,175	12,911	24,086	(13,038)	10,895
CVT S&P MidCap 400 Index Portfolio - Class F	150	(160)	(10)	38	906	944	(144)	790
DWS Global Small Cap VIP - Class A	297	(298)	(1)	(93)	1,463	1,370	3,190	4,559
Federated Hermes Government Money Fund II - Service Shares	15,867	(5,157)	10,710	-	-	-	-	10,710
Federated Hermes Managed Volatility Fund II - Primary Shares	8,840	(3,665)	5,175	(1,633)	5,393	3,760	8,530	17,465
Federated Hermes Quality Bond Fund II - Primary Shares	30,343	(10,564)	19,779	(8,860)	-	(8,860)	38,772	49,691
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,629	(39,306)	(34,677)	241,978	529,886	771,864	(121,042)	616,145
Fidelity® VIP Contrafund® Portfolio - Service Class 2	-	(4,194)	(4,194)	67,745	56,813	124,558	(57,634)	62,730
Fidelity® VIP Growth & Income Portfolio - Initial Class	6,509	(4,927)	1,582	8,398	39,244	47,642	27,176	76,400
Fidelity® VIP Growth Portfolio - Initial Class	2,251	(9,309)	(7,058)	36,760	99,927	136,687	(27,927)	101,702
Fidelity® VIP Growth Portfolio - Service Class 2	49	(1,142)	(1,093)	524	13,244	13,768	(490)	12,185
Fidelity® VIP High Income Portfolio - Service Class 2	665	(121)	544	43	-	43	293	880
Fidelity® VIP Index 500 Portfolio - Initial Class	37,655	(38,914)	(1,259)	230,832	16,807	247,639	259,378	505,758
Fidelity® VIP Index 500 Portfolio - Service Class 2	21,321	(27,880)	(6,559)	272,682	12,939	285,621	45,580	324,642
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	174,501	(59,469)	115,032	(85,486)	-	(85,486)	258,137	287,683
Fidelity® VIP Mid Cap Portfolio - Service Class 2	5,800	(28,094)	(22,294)	23,831	283,093	306,924	(61,571)	223,059
Fidelity® VIP Overseas Portfolio - Initial Class	11,764	(9,112)	2,652	28,408	65,618	94,026	33,782	130,460
Fidelity® VIP Real Estate Portfolio - Service Class 2	7,940	(5,063)	2,877	(5,477)	186	(5,291)	8,030	5,616
Franklin Global Real Estate VIP Fund - Class 2	6,088	(5,143)	945	(15,457)	-	(15,457)	42,915	28,403
Franklin Mutual Shares VIP Fund - Class 2	1,700	(973)	727	(2,003)	8,377	6,374	528	7,629
Franklin Small Cap Value VIP Fund - Class 2	10,379	(11,571)	(1,192)	(24,952)	80,946	55,994	3,185	57,987
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,833)	(1,833)	(5,482)	8,515	3,033	310	1,510
Franklin U.S. Government Securities VIP Fund - Class 2	2,063	(762)	1,301	(8,839)	-	(8,839)	10,835	3,297
Templeton Global Bond VIP Fund - Class 2	-	(98)	(98)	(206)	-	(206)	1,395	1,091
Templeton Growth VIP Fund - Class 2	1,188	(1,614)	(426)	(1,152)	10,195	9,043	18,977	27,594

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2025

				Realized gain (loss) on
	Income	Expenses		investments
							Change in
							unrealized
			Net	Realized gain		Net realized	appreciation/	Net increase in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
LVIP American Century Capital Appreciation Fund – Standard II	$-	$(1,354)	$(1,354)	$1,184	$18,296	$19,480	$(11,810)	$6,316
LVIP American Century Inflation Protection Fund – Standard II	857	(179)	678	(437)	-	(437)	627	868
LVIP American Century Ultra Fund – Standard II	-	(3,066)	(3,066)	32,833	19,855	52,688	(22,292)	27,330
LVIP JPMorgan Mid Cap Value Fund - Standard	4,642	(4,944)	(302)	(787)	44,989	44,202	(29,868)	14,032
LVIP JPMorgan Small Cap Core Fund - Service	1,372	(3,889)	(2,517)	10,294	26,457	36,751	(11,389)	22,845
LVIP JPMorgan Small Cap Core Fund - Standard	1,489	(2,884)	(1,395)	(4,807)	20,179	15,372	7,857	21,834
T. Rowe Price All-Cap Opportunities Portfolio	-	(59,098)	(59,098)	112,826	561,383	674,209	48,003	663,114
T. Rowe Price Equity Income Portfolio	68,432	(50,252)	18,180	92,383	405,040	497,423	(16,174)	499,429
T. Rowe Price Moderate Allocation Portfolio	9,716	(5,097)	4,619	329	19,341	19,670	28,539	52,828
T. Rowe Price International Stock Portfolio	38,846	(24,986)	13,860	(33,442)	170,615	137,173	169,158	320,191

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2025

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2024	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2025
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$56,334	$(401)	$3,165	$394	$3,158	$95	$(27,574)	$(73)	$276	$(27,276)	$(24,118)	$32,216
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	195,753	(1,360)	21,591	6,948	27,179	400	(25,885)	(110)	1,045	(24,550)	2,629	198,382
BNY Mellon VIF Small Cap Portfolio - Initial Shares	149,181	(749)	(3,739)	18,325	13,837	1,923	(18,888)	(133)	1,495	(15,603)	(1,766)	147,415
CVT EAFE International Index Portfolio - Class F	1,276,230	15,814	42,861	265,305	323,980	7,026	(240,772)	(2,560)	(46,899)	(283,205)	40,775	1,317,005
CVT Russell 2000® Small Cap Index Portfolio	393,608	1,490	32,394	5,565	39,449	6,399	(62,066)	160	3,213	(52,294)	(12,845)	380,763
CVT Russell 2000® Small Cap Index Portfolio - Class F	15,171	79	713	1,109	1,901	-	-	(46)	262	216	2,117	17,288
CVT S&P MidCap 400 Index Portfolio	211,103	(153)	24,086	(13,038)	10,895	4,412	(29,708)	(131)	2,327	(23,100)	(12,205)	198,898
CVT S&P MidCap 400 Index Portfolio - Class F	13,127	(10)	944	(144)	790	-	-	(3)	406	403	1,193	14,320
DWS Global Small Cap VIP - Class A	23,746	(1)	1,370	3,190	4,559	-	(323)	(34)	100	(257)	4,302	28,048
Federated Hermes Government Money Fund II - Service Shares	454,688	10,710	-	-	10,710	6,907	(64,523)	(489)	3,055	(55,050)	(44,340)	410,348
Federated Hermes Managed Volatility Fund II - Primary Shares	323,490	5,175	3,760	8,530	17,465	10,230	(40,892)	(315)	5,289	(25,688)	(8,223)	315,267
Federated Hermes Quality Bond Fund II - Primary Shares	908,503	19,779	(8,860)	38,772	49,691	13,452	(104,551)	(558)	(209)	(91,866)	(42,175)	866,328
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,278,432	(34,677)	771,864	(121,042)	616,145	24,815	(342,605)	(3,405)	(25,809)	(347,004)	269,141	3,547,573
Fidelity® VIP Contrafund® Portfolio - Service Class 2	361,724	(4,194)	124,558	(57,634)	62,730	-	(69,700)	(164)	(1,832)	(71,696)	(8,966)	352,758
Fidelity® VIP Growth & Income Portfolio - Initial Class	383,442	1,582	47,642	27,176	76,400	1,230	(5,459)	(376)	(2,384)	(6,989)	69,411	452,853
Fidelity® VIP Growth Portfolio - Initial Class	751,625	(7,058)	136,687	(27,927)	101,702	890	(73,466)	460	813	(71,303)	30,399	782,024

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2025

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2024	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2025
Fidelity® VIP Growth Portfolio - Service Class 2	$91,709	$(1,093)	$13,768	$(490)	$12,185	$-	$-	$(3)	$(165)	$(168)	$12,017	$103,726
Fidelity® VIP High Income Portfolio - Service Class 2	9,847	544	43	293	880	-	(436)	(11)	(13)	(460)	420	10,267
Fidelity® VIP Index 500 Portfolio - Initial Class	3,211,481	(1,259)	247,639	259,378	505,758	62,912	(218,439)	(1,771)	(53,842)	(211,140)	294,618	3,506,099
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,470,555	(6,559)	285,621	45,580	324,642	8,820	(350,047)	(3,532)	(68,174)	(412,933)	(88,291)	2,382,264
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,967,362	115,032	(85,486)	258,137	287,683	53,211	(559,650)	(5,386)	184,358	(327,467)	(39,784)	4,927,578
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,459,527	(22,294)	306,924	(61,571)	223,059	20,700	(252,276)	(2,590)	29,481	(204,685)	18,374	2,477,901
Fidelity® VIP Overseas Portfolio - Initial Class	702,922	2,652	94,026	33,782	130,460	24,748	(85,301)	(445)	(19,237)	(80,235)	50,225	753,147
Fidelity® VIP Real Estate Portfolio - Service Class 2	451,113	2,877	(5,291)	8,030	5,616	2,153	(66,617)	(774)	19,953	(45,285)	(39,669)	411,444
Franklin Global Real Estate VIP Fund - Class 2	429,468	945	(15,457)	42,915	28,403	11,755	(71,519)	(336)	10,479	(49,621)	(21,218)	408,250
Franklin Mutual Shares VIP Fund - Class 2	79,465	727	6,374	528	7,629	-	(10,085)	(76)	406	(9,755)	(2,126)	77,339
Franklin Small Cap Value VIP Fund - Class 2	1,004,375	(1,192)	55,994	3,185	57,987	6,718	(99,120)	(936)	29,068	(64,270)	(6,283)	998,092
Franklin Small-Mid Cap Growth VIP Fund - Class 2	168,213	(1,833)	3,033	310	1,510	1,080	(4,455)	(95)	(16,856)	(20,326)	(18,816)	149,397
Franklin U.S. Government Securities VIP Fund - Class 2	91,782	1,301	(8,839)	10,835	3,297	2,665	(41,991)	(60)	49	(39,337)	(36,040)	55,742
Templeton Global Bond VIP Fund - Class 2	7,925	(98)	(206)	1,395	1,091	-	(351)	(6)	(50)	(407)	684	8,609
Templeton Growth VIP Fund - Class 2	123,953	(426)	9,043	18,977	27,594	3,085	(5,331)	(105)	61	(2,290)	25,304	149,257
LVIP American Century Capital Appreciation Fund – Standard II	109,641	(1,354)	19,480	(11,810)	6,316	2,793	-	(87)	(4,898)	(2,192)	4,124	113,765

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2025

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2024	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2025
LVIP American Century Inflation Protection Fund – Standard II	$17,458	$678	$(437)	$627	$868	$-	$(7,569)	$(14)	$202	$(7,381)	$(6,513)	$10,945
LVIP American Century Ultra Fund – Standard II	286,328	(3,066)	52,688	(22,292)	27,330	3,222	(97,177)	(131)	351	(93,735)	(66,405)	219,923
LVIP JPMorgan Mid Cap Value Fund - Standard	417,400	(302)	44,202	(29,868)	14,032	3,218	(20,257)	451	4,842	(11,746)	2,286	419,686
LVIP JPMorgan Small Cap Core Fund - Service	357,803	(2,517)	36,751	(11,389)	22,845	1,502	(62,235)	(539)	16,528	(44,744)	(21,899)	335,904
LVIP JPMorgan Small Cap Core Fund - Standard	274,402	(1,395)	15,372	7,857	21,834	4,216	(52,093)	(186)	(9,026)	(57,089)	(35,255)	239,147
T. Rowe Price All-Cap Opportunities Portfolio	5,056,418	(59,098)	674,209	48,003	663,114	40,059	(506,506)	(6,882)	(126,435)	(599,764)	63,350	5,119,768
T. Rowe Price Equity Income Portfolio	4,350,121	18,180	497,423	(16,174)	499,429	40,037	(698,342)	(5,602)	76,516	(587,391)	(87,962)	4,262,159
T. Rowe Price Moderate Allocation Portfolio	412,715	4,619	19,670	28,539	52,828	665	(12,428)	(372)	(341)	(12,476)	40,352	453,067
T. Rowe Price International Stock Portfolio	2,100,240	13,860	137,173	169,158	320,191	29,464	(365,482)	(3,208)	(10,165)	(349,391)	(29,200)	2,071,040

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2024

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2023	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2024
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$52,466	$(434)	$3,617	$2,725	$5,908	$730	$(2,536)	$(89)	$(145)	$(2,040)	$3,868	$56,334
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	155,944	(1,188)	9,462	25,706	33,980	400	(1,996)	(114)	7,539	5,829	39,809	195,753
BNY Mellon VIF Small Cap Portfolio - Initial Shares	142,907	(778)	(76)	5,844	4,990	3,184	(3,541)	(160)	1,801	1,284	6,274	149,181
CVT EAFE International Index Portfolio - Class F	1,326,613	20,997	13,881	(10,377)	24,501	14,694	(106,494)	(2,663)	19,579	(74,884)	(50,383)	1,276,230
CVT Russell 2000® Small Cap Index Portfolio	375,305	100	10,910	25,863	36,873	6,563	(17,567)	105	(7,671)	(18,570)	18,303	393,608
CVT Russell 2000® Small Cap Index Portfolio - Class F	21,186	(32)	1,649	(192)	1,425	-	(6,617)	(63)	(760)	(7,440)	(6,015)	15,171
CVT S&P MidCap 400 Index Portfolio	184,601	16	10,913	12,196	23,125	950	(5,272)	(174)	7,873	3,377	26,502	211,103
CVT S&P MidCap 400 Index Portfolio - Class F	15,854	(29)	1,602	(31)	1,542	-	(3,944)	(19)	(306)	(4,269)	(2,727)	13,127
DWS Global Small Cap VIP - Class A	20,135	48	903	188	1,139	3,906	(1,594)	(35)	195	2,472	3,611	23,746
Federated Hermes Government Money Fund II - Service Shares	439,201	15,187	-	-	15,187	15,865	(32,199)	(486)	17,120	300	15,487	454,688
Federated Hermes Managed Volatility Fund II - Primary Shares	310,159	3,270	(6,497)	46,124	42,897	3,995	(34,644)	(328)	1,411	(29,566)	13,331	323,490
Federated Hermes Quality Bond Fund II - Primary Shares	912,785	15,604	(7,494)	15,731	23,841	43,944	(78,665)	(576)	7,174	(28,123)	(4,282)	908,503
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,593,310	(31,230)	473,888	383,135	825,793	27,645	(115,525)	(3,418)	(49,373)	(140,671)	685,122	3,278,432
Fidelity® VIP Contrafund® Portfolio - Service Class 2	342,052	(4,200)	81,889	21,330	99,019	16,927	(88,122)	(163)	(7,989)	(79,347)	19,672	361,724
Fidelity® VIP Growth & Income Portfolio - Initial Class	308,330	1,027	29,681	35,302	66,010	1,470	(2,730)	(349)	10,711	9,102	75,112	383,442
Fidelity® VIP Growth Portfolio - Initial Class	653,922	(9,044)	204,782	(9,157)	186,581	810	(90,269)	351	230	(88,878)	97,703	751,625

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2024

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2023	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2024
Fidelity® VIP Growth Portfolio - Service Class 2	$94,118	$(1,071)	$30,085	$(5,813)	$23,201	$-	$(25,236)	$(3)	$(371)	$(25,610)	$(2,409)	$91,709
Fidelity® VIP High Income Portfolio - Service Class 2	6,371	488	35	197	720	3,906	(1,199)	(12)	61	2,756	3,476	9,847
Fidelity® VIP Index 500 Portfolio - Initial Class	2,792,212	1,994	180,800	455,219	638,013	19,809	(185,694)	(1,954)	(50,905)	(218,744)	419,269	3,211,481
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,289,616	(4,321)	244,663	272,877	513,219	24,719	(235,799)	(3,923)	(117,277)	(332,280)	180,939	2,470,555
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,180,572	115,319	(102,533)	14,378	27,164	85,452	(508,319)	(5,959)	188,452	(240,374)	(213,210)	4,967,362
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,271,610	(21,210)	340,169	37,153	356,112	21,684	(141,760)	(2,820)	(45,299)	(168,195)	187,917	2,459,527
Fidelity® VIP Overseas Portfolio - Initial Class	719,004	3,101	52,005	(26,275)	28,831	19,563	(67,389)	(496)	3,409	(44,913)	(16,082)	702,922
Fidelity® VIP Real Estate Portfolio - Service Class 2	481,745	12,414	(1,372)	12,258	23,300	5,506	(55,403)	(845)	(3,190)	(53,932)	(30,632)	451,113
Franklin Global Real Estate VIP Fund - Class 2	455,542	2,890	(10,378)	2,946	(4,542)	9,686	(38,023)	(341)	7,146	(21,532)	(26,074)	429,468
Franklin Mutual Shares VIP Fund - Class 2	71,945	627	1,402	5,151	7,180	-	(49)	(79)	468	340	7,520	79,465
Franklin Small Cap Value VIP Fund - Class 2	967,922	(2,677)	876	101,705	99,904	11,227	(63,842)	(1,012)	(9,824)	(63,451)	36,453	1,004,375
Franklin Small-Mid Cap Growth VIP Fund - Class 2	151,714	(1,933)	(6,297)	22,772	14,542	899	(10,484)	(114)	11,656	1,957	16,499	168,213
Franklin U.S. Government Securities VIP Fund - Class 2	107,214	1,841	(5,034)	3,233	40	3,313	(8,494)	(69)	(10,222)	(15,472)	(15,432)	91,782
Templeton Global Bond VIP Fund - Class 2	8,400	(97)	(189)	(784)	(1,070)	-	(314)	(6)	915	595	(475)	7,925
Templeton Growth VIP Fund - Class 2	117,775	(318)	(437)	5,642	4,887	3,527	(1,801)	(107)	(328)	1,291	6,178	123,953
LVIP American Century Capital Appreciation Fund – Standard II	85,163	(1,172)	6,184	15,525	20,537	3,511	-	(79)	509	3,941	24,478	109,641

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2024

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2023	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2024
LVIP American Century Inflation Protection Fund – Standard II	$17,935	$479	$(47)	$(314)	$118	$-	$(1,049)	$(15)	$469	$(595)	$(477)	$17,458
LVIP American Century Ultra Fund – Standard II	288,683	(3,473)	55,466	18,593	70,586	3,128	(75,039)	(131)	(899)	(72,941)	(2,355)	286,328
LVIP JPMorgan Mid Cap Value Fund - Standard	374,467	247	67,963	(20,173)	48,037	3,774	(11,444)	374	2,192	(5,104)	42,933	417,400
LVIP JPMorgan Small Cap Core Fund - Service	363,438	(2,027)	18,492	19,034	35,499	5,895	(43,607)	(585)	(2,837)	(41,134)	(5,635)	357,803
LVIP JPMorgan Small Cap Core Fund - Standard	259,247	(1,097)	6,092	21,684	26,679	3,980	(16,024)	(205)	725	(11,524)	15,155	274,402
T. Rowe Price All-Cap Opportunities Portfolio	4,604,791	(57,046)	690,116	418,173	1,051,243	28,133	(366,456)	(7,307)	(253,986)	(599,616)	451,627	5,056,418
T. Rowe Price Equity Income Portfolio	4,275,741	27,741	296,445	120,531	444,717	62,465	(378,646)	(6,058)	(48,098)	(370,337)	74,380	4,350,121
T. Rowe Price Moderate Allocation Portfolio	367,369	3,922	11,034	16,198	31,154	50,451	(35,069)	(397)	(793)	14,192	45,346	412,715
T. Rowe Price International Stock Portfolio	2,135,651	(6,033)	27,190	24,649	45,806	31,763	(186,756)	(3,414)	77,190	(81,217)	(35,411)	2,100,240

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002 and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following forty-three investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
BNY Mellon Variable Investment Fund	Fidelity® Variable Insurance Products Funds (continued)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Fidelity® VIP Mid Cap Portfolio - Service Class 2
BNY Mellon VIF Small Cap Portfolio - Initial Shares (3)	Fidelity® VIP Overseas Portfolio - Initial Class
Calvert Variable Trust, Inc.	Fidelity® VIP Real Estate Portfolio - Service Class 2
CVT EAFE International Index Portfolio - Class F	Franklin Templeton Variable Insurance Products Trust
CVT Russell 2000® Small Cap Index Portfolio	Franklin Global Real Estate VIP Fund - Class 2
CVT Russell 2000® Small Cap Index Portfolio - Class F	Franklin Mutual Shares VIP Fund - Class 2
CVT S&P MidCap 400 Index Portfolio	Franklin Small Cap Value VIP Fund - Class 2
CVT S&P MidCap 400 Index Portfolio - Class F	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Deutsche DWS Variable Series I	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Small Cap VIP - Class A	Templeton Global Bond VIP Fund - Class 2
Deutsche DWS Variable Series II	Templeton Growth VIP Fund - Class 2
DWS International Opportunities VIP - Class A (1) (2)	Lincoln Variable Insurance Products Trust
Federated Hermes Insurance Series	LVIP American Century Capital Appreciation Fund - Standard II
Federated Hermes Government Money Fund II - Service Shares	LVIP American Century Inflation Protection Fund - Standard II
Federated Hermes Managed Volatility Fund II - Primary Shares	LVIP American Century Ultra Fund – Standard II
Federated Hermes Quality Bond Fund II - Primary Shares	LVIP JPMorgan Mid Cap Value Fund – Standard
Fidelity® Variable Insurance Products Funds	LVIP JPMorgan Small Cap Core Fund – Service
Fidelity® VIP Contrafund® Portfolio - Initial Class	LVIP JPMorgan Small Cap Core Fund – Standard
Fidelity® VIP Contrafund® Portfolio - Service Class 2	T. Rowe Price Equity Series, Inc.
Fidelity® VIP Disciplined Small Cap - Service Class 2 (1)	T. Rowe Price All-Cap Opportunities Portfolio
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Growth Portfolio - Initial Class	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Growth Portfolio - Service Class 2	T. Rowe Price International Series, Inc
Fidelity® VIP High Income Portfolio - Service Class 2	T. Rowe Price International Stock Portfolio
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Service Class 2

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2025 and 2024; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	Effective May 1, 2025, Deutsche DWS Variable Series II changed the name of DWS International Growth VIP fund to DWS International Opportunities VIP.

(3)	Effective December 31, 2025, BNY Mellon Variable Investment Fund changed the name of BNY Mellon VIF Opportunistic Small Cap Portfolio fund to BNY Mellon VIF Small Cap Portfolio.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

At December 31, 2025, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1 in accordance with accounting principles generally accepted in the United States of America. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2025:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$8,394	$28,179
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	16,244	28,053
BNY Mellon VIF Small Cap Portfolio - Initial Shares	7,212	23,564

Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	37,943	305,334
CVT Russell 2000® Small Cap Index Portfolio	47,842	79,423
CVT Russell 2000® Small Cap Index Portfolio - Class F	2,315	1,147
CVT S&P MidCap 400 Index Portfolio	38,895	49,237
CVT S&P MidCap 400 Index Portfolio - Class F	1,461	162

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	1,942	737

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	28,906	73,246
Federated Hermes Managed Volatility Fund II - Primary Shares	42,873	57,993
Federated Hermes Quality Bond Fund II - Primary Shares	56,223	128,310

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	604,962	456,757
Fidelity® VIP Contrafund® Portfolio - Service Class 2	122,177	141,254
Fidelity® VIP Growth & Income Portfolio - Initial Class	47,831	13,994
Fidelity® VIP Growth Portfolio - Initial Class	104,571	83,005
Fidelity® VIP Growth Portfolio - Service Class 2	13,459	1,476
Fidelity® VIP High Income Portfolio - Service Class 2	665	581
Fidelity® VIP Index 500 Portfolio - Initial Class	148,697	344,289
Fidelity® VIP Index 500 Portfolio - Service Class 2	81,551	488,104
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	403,441	615,876
Fidelity® VIP Mid Cap Portfolio - Service Class 2	331,148	275,034
Fidelity® VIP Overseas Portfolio - Initial Class	97,693	109,658
Fidelity® VIP Real Estate Portfolio - Service Class 2	29,738	71,960

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$27,109	$75,785
Franklin Mutual Shares VIP Fund - Class 2	10,511	11,162
Franklin Small Cap Value VIP Fund - Class 2	125,936	110,452
Franklin Small-Mid Cap Growth VIP Fund - Class 2	9,581	23,225
Franklin U.S. Government Securities VIP Fund - Class 2	4,619	42,655
Templeton Global Bond VIP Fund - Class 2	196	701
Templeton Growth VIP Fund - Class 2	16,150	8,671

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	21,216	6,466
LVIP American Century Inflation Protection Fund – Standard II	1,150	7,853
LVIP American Century Ultra Fund – Standard II	23,252	100,198
LVIP JPMorgan Mid Cap Value Fund - Standard	58,122	25,181
LVIP JPMorgan Small Cap Core Fund - Service	69,891	90,695
LVIP JPMorgan Small Cap Core Fund - Standard	34,786	73,091

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	584,471	681,950
T. Rowe Price Equity Income Portfolio	623,165	787,336
T. Rowe Price Moderate Allocation Portfolio	30,174	18,690

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	242,110	407,026

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2025 and 2024:

	Period Ended December 31,
	2025			2024
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	8	556	(548)	18	62	(44)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	24	432	(408)	162	48	114
BNY Mellon VIF Small Cap Portfolio - Initial Shares	293	908	(615)	226	165	61

Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	303	11,703	(11,400)	2,537	5,794	(3,257)
CVT Russell 2000® Small Cap Index Portfolio	655	2,083	(1,428)	266	794	(528)
CVT Russell 2000® Small Cap Index Portfolio - Class F	25	17	8	1	154	(153)
CVT S&P MidCap 400 Index Portfolio	469	930	(461)	201	120	81
CVT S&P MidCap 400 Index Portfolio - Class F	9	-	9	-	93	(93)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	6	11	(5)	113	41	72

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	1,389	6,965	(5,576)	3,438	3,392	46
Federated Hermes Managed Volatility Fund II - Primary Shares	1,431	2,670	(1,239)	375	1,869	(1,494)
Federated Hermes Quality Bond Fund II - Primary Shares	2,174	9,604	(7,430)	5,884	8,236	(2,352)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	989	5,347	(4,358)	385	2,405	(2,020)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	739	1,553	(814)	225	1,307	(1,082)
Fidelity® VIP Growth & Income Portfolio - Initial Class	50	177	(127)	342	116	226
Fidelity® VIP Growth Portfolio - Initial Class	44	876	(832)	43	1,246	(1,203)
Fidelity® VIP Growth Portfolio - Service Class 2	2	3	(1)	-	296	(296)
Fidelity® VIP High Income Portfolio - Service Class 2	-	16	(16)	162	46	116
Fidelity® VIP Index 500 Portfolio - Initial Class	1,662	5,017	(3,355)	615	4,568	(3,953)
Fidelity® VIP Index 500 Portfolio - Service Class 2	640	6,251	(5,611)	435	5,101	(4,666)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	19,379	46,167	(26,788)	29,446	49,993	(20,547)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	889	4,779	(3,890)	629	3,781	(3,152)
Fidelity® VIP Overseas Portfolio - Initial Class	768	3,529	(2,761)	1,237	2,953	(1,716)
Fidelity® VIP Real Estate Portfolio - Service Class 2	488	1,512	(1,024)	305	1,510	(1,205)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	1,354	4,361	(3,007)	1,461	2,697	(1,236)
Franklin Mutual Shares VIP Fund - Class 2	15	344	(329)	18	5	13
Franklin Small Cap Value VIP Fund - Class 2	853	2,330	(1,477)	482	1,911	(1,429)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	27	489	(462)	304	265	39
Franklin U.S. Government Securities VIP Fund - Class 2	210	3,397	(3,187)	366	1,643	(1,277)
Templeton Global Bond VIP Fund - Class 2	17	54	(37)	93	40	53
Templeton Growth VIP Fund - Class 2	240	336	(96)	167	104	63

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2025			2024
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	71	111	(40)	117	15	102
LVIP American Century Inflation Protection Fund – Standard II	20	541	(521)	36	79	(43)
LVIP American Century Ultra Fund – Standard II	49	1,288	(1,239)	49	1,175	(1,126)
LVIP JPMorgan Mid Cap Value Fund - Standard	181	416	(235)	149	258	(109)
LVIP JPMorgan Small Cap Core Fund - Service	850	1,777	(927)	169	974	(805)
LVIP JPMorgan Small Cap Core Fund - Standard	341	1,662	(1,321)	203	485	(282)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	323	7,166	(6,843)	653	7,911	(7,258)
T. Rowe Price Equity Income Portfolio	4,083	19,752	(15,669)	3,125	13,114	(9,989)
T. Rowe Price Moderate Allocation Portfolio	44	445	(401)	1,659	1,228	431

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,434	15,643	(14,209)	6,118	9,496	(3,378)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2025, 2024, 2023, 2022 and 2021, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2025	608	$53.00	$32,216	0.36%	1.20%	8.76%
2024	1,156	48.73	56,334	0.42	1.20	11.46
2023	1,200	43.72	52,466	0.72	1.20	19.55
2022	1,362	36.57	49,818	0.67	1.20	(19.04)
2021	1,379	45.17	62,289	0.44	1.20	25.61
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2025	2,935	67.60	198,382	0.45	1.20	15.44
2024	3,343	58.56	195,753	0.54	1.20	21.27
2023	3,229	48.29	155,944	0.66	1.20	25.20
2022	3,323	38.57	128,175	0.80	1.20	(15.84)
2021	3,329	45.83	152,558	0.48	1.20	24.13
BNY Mellon VIF Small Cap Portfolio - Initial Shares:
2025	5,607	26.29	147,415	0.66	1.20	9.68
2024	6,222	23.97	149,181	0.67	1.20	3.36
2023	6,161	23.19	142,907	0.32	1.20	7.96
2022	6,037	21.48	129,664	-	1.20	(17.61)
2021	6,096	26.07	158,909	0.11	1.20	15.10
CVT EAFE International Index Portfolio - Class F:
2025	45,432	28.99	1,317,005	2.41	1.20	29.07
2024	56,832	22.46	1,276,230	2.74	1.20	1.72
2023	60,089	22.08	1,326,613	2.88	1.20	16.15
2022	66,882	19.01	1,271,379	3.70	1.20	(15.74)
2021	64,255	22.56	1,449,898	1.78	1.20	9.30
CVT Russell 2000® Small Cap Index Portfolio:
2025	9,601	39.66	380,763	1.60	1.20	11.12
2024	11,029	35.69	393,608	1.23	1.20	9.92
2023	11,557	32.47	375,305	0.86	1.20	15.22
2022	12,408	28.18	349,707	0.81	1.20	(21.46)
2021	13,553	35.88	486,330	0.75	1.20	13.15
CVT Russell 2000® Small Cap Index Portfolio - Class F:
2025	295	58.55	17,288	1.68	1.20	10.91
2024	287	52.79	15,171	1.04	1.20	9.66
2023	440	48.14	21,186	0.49	1.20	15.00
2022	1,050	41.86	43,960	0.85	1.20	(21.61)
2021	979	53.40	52,258	0.75	1.20	12.94
CVT S&P MidCap 400 Index Portfolio:
2025	3,724	53.41	198,898	1.11	1.20	5.87
2024	4,185	50.45	211,103	1.21	1.20	12.16
2023	4,104	44.98	184,601	1.17	1.20	14.74
2022	4,706	39.20	184,466	0.90	1.20	(14.35)
2021	6,278	45.77	287,343	0.84	1.20	22.94

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

CVT S&P MidCap 400 Index Portfolio - Class F:
2025	271	$52.86	$14,320	1.12%	1.20%	5.70%
2024	262	50.01	13,127	1.02	1.20	11.98
2023	355	44.66	15,854	0.71	1.20	14.51
2022	917	39.00	35,775	0.90	1.20	(14.53)
2021	1,240	45.63	56,580	0.84	1.20	22.73
DWS Global Small Cap VIP - Class A:
2025	630	44.53	28,048	1.19	1.20	19.06
2024	635	37.40	23,746	1.40	1.20	4.50
2023	563	35.79	20,135	0.90	1.20	23.12
2022	584	29.07	16,988	0.55	1.20	(24.96)
2021	557	38.74	21,560	0.36	1.20	13.57
Federated Hermes Government Money Fund II - Service Shares:
2025	41,063	9.99	410,348	3.68	1.20	2.46
2024	46,639	9.75	454,688	4.58	1.20	3.39
2023	46,593	9.43	439,201	4.43	1.20	3.29
2022	50,090	9.13	457,155	1.14	1.20	-
2021	51,941	9.13	474,229	-	1.20	(1.19)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2025	14,533	21.69	315,267	2.88	1.20	5.75
2024	15,772	20.51	323,490	2.21	1.20	14.20
2023	17,266	17.96	310,159	1.87	1.20	7.35
2022	17,333	16.73	289,930	1.85	1.20	(14.77)
2021	18,519	19.63	363,463	1.74	1.20	17.12
Federated Hermes Quality Bond Fund II - Primary Shares:
2025	67,755	12.79	866,328	3.43	1.20	5.88
2024	75,185	12.08	908,503	2.92	1.20	2.63
2023	77,537	11.77	912,785	2.66	1.20	4.90
2022	80,986	11.22	909,017	2.59	1.20	(10.38)
2021	87,276	12.52	1,092,710	2.89	1.20	(2.57)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2025	39,857	89.01	3,547,573	0.14	1.20	20.04
2024	44,215	74.15	3,278,432	0.19	1.20	32.20
2023	46,235	56.09	2,593,310	0.48	1.20	31.88
2022	49,843	42.53	2,119,947	0.51	1.20	(27.19)
2021	49,857	58.41	2,912,287	0.06	1.20	26.32
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2025	3,569	98.84	352,758	-	1.20	19.76
2024	4,383	82.53	361,724	0.03	1.20	31.86
2023	5,465	62.59	342,052	0.20	1.20	31.55
2022	8,066	47.58	383,830	0.27	1.20	(27.37)
2021	7,911	65.51	518,196	0.03	1.20	26.01
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2025	7,662	59.11	452,853	1.58	1.20	20.07
2024	7,789	49.23	383,442	1.49	1.20	20.75
2023	7,563	40.77	308,330	1.70	1.20	17.32
2022	7,601	34.75	264,139	1.69	1.20	(6.08)
2021	7,410	37.00	274,172	2.44	1.20	24.45

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Growth Portfolio - Initial Class:
2025	9,120	$85.75	$782,024	0.29%	1.20%	13.55%
2024	9,952	75.52	751,625	-	1.20	28.83
2023	11,155	58.62	653,922	0.13	1.20	34.63
2022	10,796	43.54	470,099	0.62	1.20	(25.36)
2021	10,981	58.33	640,507	-	1.20	21.75
Fidelity® VIP Growth Portfolio - Service Class 2:
2025	928	111.81	103,726	0.05	1.20	13.25
2024	929	98.73	91,709	-	1.20	28.52
2023	1,225	76.82	94,118	-	1.20	34.28
2022	1,230	57.21	70,366	0.35	1.20	(25.54)
2021	1,225	76.83	94,084	-	1.20	21.45
Fidelity® VIP High Income Portfolio - Service Class 2:
2025	363	28.31	10,267	6.54	1.20	9.01
2024	379	25.97	9,847	6.32	1.20	7.31
2023	263	24.20	6,371	5.65	1.20	8.91
2022	286	22.22	6,358	5.17	1.20	(12.69)
2021	294	25.45	7,474	5.28	1.20	3.04
Fidelity® VIP Index 500 Portfolio - Initial Class:
2025	50,827	68.98	3,506,099	1.15	1.20	16.38
2024	54,182	59.27	3,211,481	1.27	1.20	23.40
2023	58,135	48.03	2,792,212	1.46	1.20	24.69
2022	62,571	38.52	2,409,988	1.45	1.20	(19.18)
2021	70,977	47.66	3,382,552	1.25	1.20	27.06
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2025	27,517	86.57	2,382,264	0.91	1.20	16.08
2024	33,128	74.58	2,470,555	1.03	1.20	23.11
2023	37,794	60.58	2,289,616	1.24	1.20	24.39
2022	43,129	48.70	2,100,507	1.13	1.20	(19.38)
2021	53,120	60.41	3,209,179	1.03	1.20	26.73
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class:
2025	393,461	12.52	4,927,578	3.50	1.20	5.92
2024	420,249	11.82	4,967,362	3.46	1.20	0.60
2023	440,796	11.75	5,180,572	2.68	1.20	4.91
2022	430,370	11.20	4,819,614	2.22	1.20	(13.98)
2021	459,602	13.02	5,984,192	2.20	1.20	(1.81)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2025	41,603	59.56	2,477,901	0.25	1.20	10.17
2024	45,493	54.06	2,459,527	0.34	1.20	15.76
2023	48,645	46.70	2,271,610	0.38	1.20	13.46
2022	52,244	41.16	2,150,533	0.26	1.20	(15.98)
2021	58,038	48.99	2,843,200	0.31	1.20	23.84
Fidelity® VIP Overseas Portfolio - Initial Class:
2025	25,035	30.08	753,147	1.54	1.20	18.94
2024	27,796	25.29	702,922	1.61	1.20	3.82
2023	29,512	24.36	719,004	1.02	1.20	19.06
2022	31,128	20.46	636,871	1.11	1.20	(25.38)
2021	30,688	27.42	841,391	0.55	1.20	18.29

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Real Estate Portfolio - Service Class 2:
2025	8,924	$46.11	$411,444	1.87%	1.20%	1.68%
2024	9,948	45.35	451,113	3.88	1.20	5.00
2023	11,153	43.19	481,745	2.39	1.20	9.56
2022	10,680	39.42	420,973	1.08	1.20	(28.55)
2021	11,697	55.17	645,297	0.94	1.20	37.00
Franklin Global Real Estate VIP Fund - Class 2:
2025	24,659	16.56	408,250	1.41	1.20	6.70
2024	27,666	15.52	429,468	1.84	1.20	(1.52)
2023	28,902	15.76	455,542	2.83	1.20	10.13
2022	29,692	14.31	425,010	2.40	1.20	(26.95)
2021	29,679	19.59	581,428	0.89	1.20	25.26
Franklin Mutual Shares VIP Fund - Class 2:
2025	2,483	31.15	77,339	2.09	1.20	10.23
2024	2,812	28.26	79,465	2.01	1.20	9.92
2023	2,799	25.71	71,945	1.64	1.20	12.12
2022	3,752	22.93	86,033	1.78	1.20	(8.54)
2021	4,117	25.07	103,197	2.59	1.20	17.81
Franklin Small Cap Value VIP Fund - Class 2:
2025	20,967	47.60	998,092	1.07	1.20	6.37
2024	22,444	44.75	1,004,375	0.93	1.20	10.36
2023	23,873	40.55	967,922	0.53	1.20	11.43
2022	26,398	36.39	960,691	0.99	1.20	(11.14)
2021	28,389	40.95	1,162,514	1.03	1.20	23.90
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2025	3,289	45.43	149,397	-	1.20	1.32
2024	3,751	44.84	168,213	-	1.20	9.71
2023	3,712	40.87	151,714	-	1.20	25.21
2022	3,697	32.64	120,645	-	1.20	(34.47)
2021	3,641	49.81	181,379	-	1.20	8.71
Franklin U.S. Government Securities VIP Fund - Class 2:
2025	4,331	12.87	55,742	3.23	1.20	5.41
2024	7,518	12.21	91,782	3.13	1.20	0.16
2023	8,795	12.19	107,214	2.69	1.20	3.22
2022	8,774	11.81	103,602	2.30	1.20	(10.80)
2021	9,474	13.24	125,445	2.47	1.20	(3.00)
Templeton Global Bond VIP Fund - Class 2:
2025	711	12.11	8,609	-	1.20	14.35
2024	748	10.59	7,925	-	1.20	(12.48)
2023	695	12.10	8,400	-	1.20	1.68
2022	706	11.90	8,394	-	1.20	(6.08)
2021	1,656	12.67	20,977	-	1.20	(6.08)
Templeton Growth VIP Fund - Class 2:
2025	5,919	25.22	149,257	0.88	1.20	22.37
2024	6,015	20.61	123,953	0.95	1.20	4.14
2023	5,952	19.79	117,775	3.27	1.20	19.58
2022	6,179	16.55	102,257	0.16	1.20	(12.53)
2021	6,505	18.92	123,089	1.08	1.20	3.61

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP American Century Capital Appreciation Fund – Standard II:
2025	2,455	$46.33	$113,765	-%	1.20%	5.44%
2024	2,495	43.94	109,641	-	1.20	23.50
2023	2,393	35.58	85,163	-	1.20	19.28
2022	2,413	29.83	71,985	-	1.20	(28.98)
2021	2,180	42.00	91,574	-	1.20	9.86
LVIP American Century Inflation Protection Fund – Standard II:
2025	765	14.30	10,945	5.73	1.20	5.30
2024	1,286	13.58	17,458	3.86	1.20	0.59
2023	1,329	13.50	17,935	3.61	1.20	2.43
2022	1,357	13.18	17,894	5.17	1.20	(13.91)
2021	1,403	15.31	21,483	3.39	1.20	5.30
LVIP American Century Ultra Fund – Standard II:
2025	2,743	80.19	219,923	-	1.20	11.51
2024	3,982	71.91	286,328	-	1.20	27.25
2023	5,108	56.51	288,683	-	1.20	41.81
2022	5,258	39.85	209,513	-	1.20	(33.17)
2021	7,167	59.63	427,363	-	1.20	21.69
LVIP JPMorgan Mid Cap Value Fund - Standard:
2025	8,072	51.99	419,686	1.12	1.20	3.46
2024	8,307	50.25	417,400	1.26	1.20	12.92
2023	8,416	44.50	374,467	3.22	1.20	9.61
2022	8,141	40.60	330,518	0.96	1.20	(9.23)
2021	8,433	44.73	377,247	0.91	1.20	28.35
LVIP JPMorgan Small Cap Core Fund - Service:
2025	5,870	57.22	335,904	0.42	1.20	8.70
2024	6,797	52.64	357,803	0.65	1.20	10.10
2023	7,602	47.81	363,438	0.99	1.20	11.47
2022	7,899	42.89	338,781	0.09	1.20	(20.52)
2021	8,355	53.96	450,820	0.31	1.20	19.65
LVIP JPMorgan Small Cap Core Fund - Standard:
2025	5,278	45.31	239,147	0.62	1.20	8.97
2024	6,599	41.58	274,402	0.80	1.20	10.38
2023	6,881	37.67	259,247	1.37	1.20	11.75
2022	7,010	33.71	236,293	0.45	1.20	(20.31)
2021	7,085	42.30	299,679	0.53	1.20	19.97
T. Rowe Price All-Cap Opportunities Portfolio:
2025	50,680	101.02	5,119,768	-	1.20	14.93
2024	57,523	87.90	5,056,418	0.07	1.20	23.66
2023	64,781	71.08	4,604,791	0.25	1.20	27.43
2022	69,244	55.78	3,862,240	-	1.20	(22.43)
2021	71,804	71.91	5,163,728	-	1.20	19.35
T. Rowe Price Equity Income Portfolio:
2025	102,152	41.72	4,262,159	1.62	1.20	13.00
2024	117,821	36.92	4,350,121	1.82	1.20	10.37
2023	127,810	33.45	4,275,741	2.09	1.20	8.22
2022	134,270	30.91	4,149,666	1.84	1.20	(4.48)
2021	158,139	32.36	5,116,898	1.56	1.20	24.08

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Moderate Allocation Portfolio:
2025	13,055	$34.70	$453,067	2.27%	1.20%	13.14%
2024	13,456	30.67	412,715	2.26	1.20	8.72
2023	13,025	28.21	367,369	2.17	1.20	13.98
2022	20,900	24.75	517,184	1.54	1.20	(19.28)
2021	23,145	30.66	709,530	0.98	1.20	8.76
T. Rowe Price International Stock Portfolio:
2025	76,152	27.20	2,071,040	1.85	1.20	17.04
2024	90,361	23.24	2,100,240	0.93	1.20	2.02
2023	93,739	22.78	2,135,651	0.97	1.20	14.88
2022	101,913	19.83	2,021,412	0.76	1.20	(16.82)
2021	108,804	23.84	2,594,207	0.61	1.20	0.13

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Segment Reporting

Each subaccount, as detailed in Note 1, represents a single operating segment. The Chief Operating Officer of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.